7A. Long term investments (Details) - ZHEJIANG JIAHUAN - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Long term investment: Unlisted investment Amortized cost	¥ 69	¥ 69
Gains Gross unrealized	0	0
Losses Gross unrealized	0	0
Long term investment: Unlisted investment Fair Value	¥ 69	¥ 69